Equity - Schedule of Composition of Share Capital (Details) - Ordinary Shares []Member] - £ / shares	Dec. 31, 2025	Dec. 31, 2024
Equity [Line Items]
Par value per share (in Pounds per share)	£ 0.01	£ 0.01
Number of shares authorised	100,000,000	100,000,000
Number of shares outstanding	47,635,875	47,635,875
Number of shares issued	47,635,875	47,635,875